Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005435
Average Annual Return [Line Items]
Average Annual Return, Percent	14.66%		10.85%	12.65%
Without Sales Load [Member] | C000012104
Average Annual Return [Line Items]
Average Annual Return, Percent	14.38%		10.56%	12.36%
Without Sales Load [Member] | C000166314
Average Annual Return [Line Items]
Average Annual Return, Percent	14.83%		11.00%	12.80%
Without Sales Load [Member] | C000225815
Average Annual Return [Line Items]
Average Annual Return, Percent	15.40%	11.58%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	12.52%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.09%